Operating Segments (Tables)	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Schedule of Operating Segment

The information by operational segment are as follows:

	Nine-month period ended September 30, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	10,910,259	6,677,595	20,474,828	6,280,690	13,970,054	5,786,692	524,333	64,624,451	(1,503,300)	63,121,151
Adjusted EBITDA(1)	666,881	1,140,147	(375,108)	719,109	2,247,679	699,410	17,824	5,115,942	—	5,115,942

	Nine-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	9,110,276	6,499,556	17,886,153	6,114,728	13,494,937	4,882,634	412,639	58,400,923	(1,192,038)	57,208,885
Adjusted EBITDA(1)	733,874	1,088,992	136,531	800,249	2,059,291	524,075	3,608	5,346,620	(1,324)	5,345,296

	Three-month period ended September 30, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	4,159,524	2,361,019	7,248,143	2,219,941	4,756,050	2,192,373	200,350	23,137,400	(540,416)	22,596,984
Adjusted EBITDA(1)	307,229	322,662	(41,651)	218,208	769,739	248,876	9,529	1,834,592	—	1,834,592

	Three-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	3,256,380	2,193,966	6,312,640	2,042,489	4,581,061	1,784,587	152,119	20,323,242	(397,236)	19,926,006
Adjusted EBITDA(1)	377,679	461,243	117,347	246,696	775,892	174,347	(85)	2,153,119	—	2,153,119

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes
	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Profit before taxes	2,245,943	2,101,737	815,341	1,197,121
Share of profit of equity-accounted investees, net of tax	(15,008)	231	(4,452)	(3,897)
Net finance expense	976,098	1,309,453	408,149	361,090
Depreciation and amortization	1,684,857	1,633,620	584,019	542,842
Antitrust agreements (1)	143,720	80,977	10,082	700
Donations and social programs (2)	1,747	18,171	615	3,591
Impairment of assets (3)	12,767	—	—	—
Restructuring (4)	23,771	82,991	2,233	30,835
Rio Grande do Sul claim (5)	—	19,313	—	13,092
Fiscal payments and installments (6)	2,378	81,766	—	—
Avian influenza (7)	13,122	—	7,510	—
Other operating income (expense), net (8)	26,547	17,037	11,095	7,745
Total Adjusted EBITDA	5,115,942	5,345,296	1,834,592	2,153,119
Reversal of elimination	—	1,324	—	—
Total Adjusted EBITDA for reportable segments	5,115,942	5,346,620	1,834,592	2,153,119

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations made by JBS S.A., substantially composed of the Fundo JBS pela Amazônia.
(3)	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
(6)	Refers to the special payment program for the installment of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
(7)	Refers to the impacts related to avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
(8)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

Schedule of Net Revenue and Total Assets Based on Geography

Below is net revenue and total assets based on geography, presented for supplemental information.

	Nine-month period ended September 30, 2025
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	37,088,581	17,847,716	5,059,539	4,755,661	361,493	65,112,990	(1,991,839)	63,121,151
Total assets	18,694,257	25,315,995	4,021,447	14,210,427	297,076	62,539,202	(18,353,091)	44,186,111

	Nine-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	33,616,750	15,812,391	4,467,637	4,514,802	273,847	58,685,427	(1,476,542)	57,208,885
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013
	Three-month period ended September 30, 2025
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	13,000,367	6,614,231	1,900,808	1,630,470	174,899	23,320,775	(723,791)	22,596,984
Total assets	18,694,257	25,315,995	4,021,447	14,210,427	297,076	62,539,202	(18,353,091)	44,186,111

	Three-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	11,633,150	5,522,770	1,645,994	1,533,689	97,597	20,433,200	(507,194)	19,926,006
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013

(1)	Includes intercompany transactions between the segments.

(2)	Including the holdings located in Europe that are part of the North American operation.